Fee and Commission Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission expense [abstract]
For credit and debit cards	$ 23,080,728	$ 23,312,872	$ 25,064,694
For promotions	2,612,891	3,067,844	5,135,677
For foreign trade transactions	985,471	993,322	818,725
Linked to transactions with securities	15,701	23,315	13,331
Other commission expenses	5,894,233	4,623,450	2,554,624
TOTAL	$ 32,589,024	$ 32,020,803	$ 33,587,051